Note 16 - Income Taxes	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16.	Income taxes:

Deferred tax assets have
not
been recognized in respect of the following items:

	December 31, 2017	December 31, 2016	December 31, 2015
		As recast (note 3(b))	As recast (note 3(b))

Net operating losses carried forward	$15,645	$11,743	$8,099
Research and development expenditures	5,450	5,098	4,946
Equipment book over tax depreciation	410	368	354
Intangible asset	2,464	2,307	2,238
Undeducted financing costs	273	270	281
Ontario Research and Development Tax Credit	427	398	388
Cumulative eligible capital	284	267	288
Unrecognized deferred tax asset	$24,953	$20,451	$16,594

The Company has undeducted research and development expenditures, totaling
$20.5
million that can be carried forward indefinitely. The Company also has non-refundable federal investment tax credits of approximately
$4.3
million which are available to reduce future federal taxes payable and begin to expire in
2018,
as well as non-refundable Ontario research and development tax credits of approximately
$425
thousand which are available to reduce future Ontario taxes payable and begin to expire in
2028.

In addition, the Company has non-capital loss carryforwards of
$59
million. To the extent that the non-capital loss carryforwards are not
used, they expire as follows:

2026	$6
2027	3,460
2028	2,978
2029	522
2030	2,313
2031	2,053
2032	2,767
2033	5,977
2034	4,558
2035	8,988
2036	13,520
2037	11,859
$59,001

Provision for income taxes:

Major items causing the Company’s income tax rate to differ from the statutory rate of approximately
26.5%
(
December
31,
2015
–
26.5%,
December
31,
2014
-
26.5%
) are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
		As recast (note 3(b))	As recast (note 3(b))

Loss before income taxes	$(11,661)	$(14,240)	$(11,711)
Statutory Canadian corporate tax rate	26.5%	26.5%	26.5%

Anticipated tax recovery	$(3,090)	$(3,773)	$(3,103)
Non-deductible permanent differences	220	412	604
Change in deferred tax benefits deemed not probable to be recovered	4,502	3,434	2,606
Change in substantively enacted rates	51
Foreign exchange differences	(1,391)
Other	(292)	(73)	(107)
	$-	$-	$-